Note 6 - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule Vessels, Net [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2016	$2,950,042	$(945,392)	$2,004,650
Depreciation	-	(90,917)	(90,917)
Other vessels’ costs	2,792	-	2,792
Disposals, transfers and other movements	(263,947)	35,707	(228,240)
Balance, December 31, 2016	$2,688,887	$(1,000,602)	$1,688,285
Depreciation	-	(83,178)	(83,178)
Vessel acquisitions and other vessels’ costs	64,231	-	64,231
Disposals, transfers and other movements	(157,350)	67,521	(89,829)
Balance, December 31, 2017	$2,595,768	$(1,016,259)	$1,579,509